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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer: Wells Fargo Funds Trust 111 Center Street Little Rock, AR 72201

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): ☒

Diversified Equity Fund Class A
Diversified Equity Fund Class B
Diversified Equity Fund Class C
Diversified Equity Fund Institutional Class
Diversified Small Cap Fund Institutional Class
Equity Income Fund Class A
Equity Income Fund Class B
Equity Income Fund Class C
Equity Income Fund Institutional Class
Equity Index Fund Class A
Equity Index Fund Class B
Growth Fund Class A
Growth Fund Class B
Growth Fund Institutional Class
Growth Equity Fund Class A
Growth Equity Fund Class B
Growth Equity Fund Class C
Growth Equity Fund Institutional Class
Index Fund Institutional Class
International Equity Fund Class A
International Equity Fund Class B
International Equity Fund Class C
International Equity Fund Institutional Class
Large Cap Appreciation Fund Class A
Large Cap Appreciation Fund Class B
Large Cap Appreciation Fund Class C
Large Cap Appreciation Fund Institutional Class
Large Cap Value Fund Class A
Large Cap Value Fund Class B
Large Cap Value Fund Class C
Large Cap Value Fund Institutional Fund
Large Company Growth Fund Class A
Large Company Growth Fund Class B
Large Company Growth Fund Class C
Large Company Growth Fund Institutional Class
Montgomery Emerging Markets Focus Fund Class A
Montgomery Emerging Markets Focus Fund Class B
Montgomery Emerging Markets Focus Fund Class C
Montgomery Emerging Markets Focus Fund Institutional Class
Montgomery Institutional Emerging Markets Fund Select Class
Montgomery Mid Cap Growth Fund Class A
Montgomery Mid Cap Growth Fund Class B
Montgomery Mid Cap Growth Fund Class C
Montgomery Small Cap Fund Class A
Montgomery Small Cap Fund Class B
Montgomery Small Cap Fund Class C
Montgomery Small Cap Fund Institutional Class
SIFE Specialized Financial Services Fund Class A
SIFE Specialized Financial Services Fund Class B
SIFE Specialized Financial Services Fund Class C
Small Cap Growth Fund Class A
Small Cap Growth Fund Class B
Small Cap Growth Fund Class C
Small Cap Growth Fund Institutional Class
Small Cap Opportunities Fund Institutional Class
Small Company Growth Fund Class A
Small Company Growth Fund Class B
Small Company Growth Fund Class C
Small Company Growth Fund Institutional Class
Small Company Value Fund Class A
Small Company Value Fund Class B
Small Company Value Fund Class C
Small Company Value Fund Institutional Class
Specialized Health Sciences Fund Class A
Specialized Health Sciences Fund Class B
Specialized Health Sciences Fund Class C
Specialized Technology Fund Class A
Specialized Technology Fund Class B
Specialized Technology Fund Class C
Asset Allocation Fund Class A
Asset Allocation Fund Class B
Asset Allocation Fund Class C
Asset Allocation Fund Institutional Class
Growth Balanced Fund Class A
Growth Balanced Fund Class B
Growth Balanced Fund Class C
Growth Balanced Fund Institutional Class
Index Allocation Fund Class A
Index Allocation Fund Class B
Index Allocation Fund Class C
Moderate Balanced Fund Class A
Moderate Balanced Fund Class B
Moderate Balanced Fund Class C
Moderate Balanced Fund Institutional Class
Strategic Growth Allocation Fund Institutional Class
Strategic Income Fund Institutional Class

3.	Investment Company Act File Number: 811-09253

Securities Act File Number: 333-74295

4(a).	Last day of fiscal year for which this Form is filed: 9/28/04

4(b).	☐ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	☐ Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.
SEC 2393 (6-02)

5.	Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):			$3,950,363,741

(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$3,517,120,754

(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$0

(iv)	Total available redemption credits [Add Items 5(ii) and 5(iii)]:		-$	3,517,120,754

(v)	Net sales — if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:			$433,242,987

(vi)	Redemption credits available for use in future years — if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$(0)

(vii)	Multiplier for determining registration fee (See Instruction C.9):		x	.00011770

(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):		=$	50,992.70

6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: .

7.	Interest due — if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):

+ $

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	50,992.70

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:

            Method of Delivery:

☒   Wire Transfer
          ☐   Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*
/s/ Stacie DeAngelo

Stacie DeAngelo
Date	12/21/04

* Please print the name and title of the signing officer below the signature.